Note 29 - Comparative Figures	12 Months Ended
Oct. 31, 2013
Disclosure Text Block [Abstract]
Reclassifications [Text Block]	29. Comparative Figures Certain figures for the prior period have been reclassified to conform to the current period’s consolidated financial statements presentation.